Basis of Preparation - Additional Information (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2018	Apr. 01, 2019
Basis of preparation [line items]
Increase in the allowance for credit losses	¥ 4,599
Estimated Amount [member]
Basis of preparation [line items]
Lease liabilities		¥ 268,000
Right-of-use assets		¥ 268,000